Commitments and Contingencies - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 23, 2020	Nov. 02, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jan. 01, 2021
Commitments and Contingencies (Textual)
Business combination agreement, description					The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $8,452,500 (exclusive of any applicable finders' fees which might become payable); provided that up to 33% of the fee may be allocated at the Company's sole discretion to other third parties who are investment banks or financial advisory firms not participating in the Initial Public Offering that assist the Company in identifying and consummating a Business Combination.
Business combination amount		$ 1,700,000,000
Divided per share price		$ 10.00
Estimated transaction expenses payable					$ 52,000,000
Estimated transaction expenses, description					(i) approximately $16 million of placement agent fees and related expenses, (ii) financial and transaction advisory fees of approximately $16 million, (iii) a fee of 8,452,500 payable to EarlyBirdCapital under the business combination marketing agreement (see "Business Combination Marketing Agreement" above), and (iv) printing, legal, accounting and other fees of $11.5 million.
Placement agent fees and related expenses					$ 16,000,000
Financial and transaction advisory fees					16,000,000
Payable to underwriters					8,452,500
Printing, legal, accounting and other fees					$ 11,500,000
Termination fee amount		$ 68,000,000
Total offering price		$ 30,000,000
Common stock exceeds per share					$ 12.50
Operating lease right-of-use assets			$ 6,134,000			$ 1,700,000
Operating lease liability			$ 4,849,000
Weighted average incremental borrowing rate			5.25%
Operating lease cost			$ 300,000
Rent expense related to operating leases				$ 200,000
Loss contingency, lawsuit filing date			December 23, 2020
Subscription Agreements [Member]
Commitments and Contingencies (Textual)
Aggregate of common stock, shares		12,000,000
Per share price		$ 10.00
Gross proceeds		$ 120,000,000
Commitments and contingencies, description	On December 23, 2020, the Company entered into separate subscription agreements with an institutional accredited investor and its affiliates (collectively, the “Investors”) pursuant to which the Investors agreed to purchase an aggregate of approximately 16,168,478 shares of the Company’s common stock for an aggregate purchase price of approximately $200,000,000, consisting of a $150,000,000 tranche with a purchase price of $11.50 per share and a $50,000,000 tranche with a purchase price of $16.00 per share, in a private placement (collectively, the “December 2020 PIPE”). The investors who agreed to purchase December 2020 PIPE shares in the $150,000,000 tranche also entered into waiver and lockup agreements with the Company pursuant to which each agreed (1) to vote all shares of common stock held by such investor on the record date for the special meeting in favor of the proposal to approve the Proposed Business Combination, (2) not to submit any such shares of common stock for conversion in connection with such vote and (3) to a lock-up of such tranche of December 2020 PIPE shares for a period of one year following the Closing.
Stock issued during period, new issues, Shares	16,168,478
Aggregate purchase amount	$ 200,000,000
Subscription Agreements [Member] | Tranche One [Member]
Commitments and Contingencies (Textual)
Aggregate purchase amount	$ 150,000,000
Sale of share per unit	$ 11.50
Subscription Agreements [Member] | Tranche Two [Member]
Commitments and Contingencies (Textual)
Aggregate purchase amount	$ 50,000,000
Sale of share per unit	$ 16.00
Mountain View California [Member]
Commitments and Contingencies (Textual)
Operating lease right-of-use assets			$ 1,700,000
Operating lease liability			$ 1,700,000
Operating lease remaining term			2 years 3 months
Milpitas California [Member]
Commitments and Contingencies (Textual)
Operating lease right-of-use assets			$ 4,700,000
Operating lease liability			$ 4,600,000
Operating lease remaining term			6 years 1 month